Cash and bank balances - Purpose of Consolidated Statement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and bank balances
Bank and cash balances	¥ 154,490	¥ 102,547	¥ 106,006	¥ 129,626
Less: Assets held-for-sale		(661)	(661)
Cash and cash equivalents	¥ 154,490	¥ 101,886	¥ 105,345